COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) CAD in Millions	Dec. 31, 2015 CAD guarantee	Dec. 31, 2014 CAD guarantee
Guarantees
Number of guarantees without a termination date | guarantee	1	1
Contingent financial obligation
Guarantees
Potential Exposure	CAD 227	CAD 738
Carrying Value	26	20
Contingent financial obligation | Bruce Power
Guarantees
Potential Exposure	88	634
Carrying Value	2	6
Contingent financial obligation | Other
Guarantees
Potential Exposure	139	104
Carrying Value	CAD 24	CAD 14